EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
36,436,048	Empower Bond Index Fund Institutional Class(a)	$302,419,193

TOTAL BOND MUTUAL FUNDS — 34.97% (Cost $351,830,104)		$302,419,193
EQUITY MUTUAL FUNDS
10,966,889	Empower International Index Fund Institutional Class(a)	119,648,761
20,882,829	Empower S&P 500® Index Fund Institutional Class(a)	179,801,153
11,707,905	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	101,273,381
11,868,236	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	79,398,502
3,830,773	Fidelity® Emerging Markets Index Fund Institutional Class	39,342,036

TOTAL EQUITY MUTUAL FUNDS — 60.07% (Cost $516,002,370)		$519,463,833
Account Balance		Fair Value
FIXED INTEREST CONTRACT
43,118,794(b)	Empower of America Contract(a) 1.80%(c)	$ 43,118,794

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $43,118,794)		$43,118,794
TOTAL INVESTMENTS — 100.03% (Cost $910,951,268)		$865,001,820
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(271,514)
TOTAL NET ASSETS — 100.00%		$864,730,306

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
113,980	Vanguard Total Bond Market ETF	$ 8,278,367

TOTAL BOND EXCHANGE TRADED FUNDS — 38.99% (Cost $9,390,103)		$8,278,367
EQUITY EXCHANGE TRADED FUNDS
57,416	Vanguard FTSE Developed Markets ETF(a)	2,880,561
22,643	Vanguard FTSE Emerging Markets ETF	945,798
22,602	Vanguard Russell 2000 ETF	1,922,526
9,128	Vanguard S&P 500® ETF	4,387,829
24,076	Vanguard S&P Mid-Cap 400® ETF(a)	2,480,069

EQUITY EXCHANGE TRADED FUNDS — 59.43% (Cost $9,430,897)		$12,616,783
GOVERNMENT MONEY MARKET MUTUAL FUNDS
339,231	Federated Hermes Government Obligations Fund Institutional Class, 5.19%(b)	339,231
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.60% (Cost $339,231)		$339,231
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.90%
$48,039	Undivided interest of 0.03% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $48,039 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	48,039
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$992,461	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $992,461 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(c)	$ 992,461
TOTAL SHORT TERM INVESTMENTS — 4.90% (Cost $1,040,500)		$1,040,500
TOTAL INVESTMENTS — 104.92% (Cost $20,200,731)		$22,274,881
OTHER ASSETS & LIABILITIES, NET — (4.92)%		$(1,044,436)
TOTAL NET ASSETS — 100.00%		$21,230,445

(a)	All or a portion of the security is on loan at March 28, 2024.
(b)	Rate shown is the 7-day yield as of March 28, 2024.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds’ securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of such Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower of America.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may

March 28, 2024

include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. Investments in the Empower of America Contract and short term securities are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Empower SecureFoundation® Balanced ETF Fund  may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the period ended March 28, 2024, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 34.97%
Empower Bond Index Fund Institutional Class	36,436,048	$306,835,831	$7,446,041	$10,641,808	$(1,313,123)	$(1,220,871)	$-	$-	$302,419,193
					(1,313,123)	(1,220,871)	0	0	302,419,193
EQUITY MUTUAL FUNDS 55.52%
Empower International Index Fund Institutional Class	10,966,889	122,874,810	241,117	8,449,979	1,797,780	4,982,813	-	-	119,648,761

March 28, 2024

Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower S&P 500® Index Fund Institutional Class	20,882,829	$183,486,997	$290,347	$18,866,574	$3,158,619	$14,890,383	$-	$-	$179,801,153
Empower S&P Mid Cap 400® Index Fund Institutional Class	11,707,905	102,747,468	216,055	7,523,002	3,777,571	5,832,860	-	-	101,273,381
Empower S&P Small Cap 600® Index Fund Institutional Class	11,868,236	80,486,432	831,765	2,776,517	1,067,782	856,822	-	-	79,398,502
					9,801,752	26,562,878	0	0	480,121,797
FIXED INTEREST CONTRACT 4.99%
Empower of America Contract	43,118,794	43,793,168	857,231	1,720,512	-	-	188,907	-	43,118,794
					0	0	188,907	0	43,118,794
				Total	$8,488,629	$25,342,007	$188,907	$0	$825,659,784

March 28, 2024